Other Non-Current Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Other Non-Current Receivables [Abstract]
Schedule of other non current receivables
December 31, 2019
Initial recognition	$1,750
Partial recognition	(201)
Balance	$1,549

Other receivables (Note 5)	$637
Other non-current receivables	912
$1,549